Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Statement of Cash Flows [Abstract]
Net loss	$ (3,385,852)	$ (1,948,575)	$ (1,433,593)	$ (7,117,076)
Depreciation and amortization	38,979	7,879	15,276	19,826
Amortization of deferred loan costs				1,004
Amortization of discount on convertible notes				144
Amortization of discount and beneficial conversion feature on notes payable	791,707			29,992
Issuance of common stock, stock options and stock warrants for services and amortization of common stock issued for services	127,400	326,060	287,035	110,316
Stock based compensation	671,099	549,330	651,034	1,504,669
Issuance of common stock warrants to induce conversion of notes payable				413,008
Change in fair value of warrant liability	783,944	248,165	(618,801)	3,731,694
Increase in allowance for doubtful accounts	42,263
Accounts receivable	(9,571)	(736,058)	(641,198)	1,536
Other receivables	(54,631)		(59,526)
Inventory	(78,303)	(133,734)	(144,083)	(2,858)
Prepaid expenses and other current assets	(28,027)	(48,630)	(4,984)	(50,853)
Accounts payable and accrued expenses	427,596	92,369	380,835	251,014
Accrued compensation and related benefits	(20,416)	80,416	111,666	166,967
Deferred revenue	(94,098)	230,187	275,491	122,239
Net cash used by operating activities	(787,910)	(1,332,591)	(1,180,848)	(818,378)
Increase in patent costs	(19,869)	(4,210)	(6,819)	(39,265)
Purchase of property and equipment	(72,573)	(19,771)	(113,305)	(1,346)
Net cash used by investing activities	(92,442)	(23,981)	(120,124)	(40,611)
Proceeds from issuance of notes payable, related party	1,500,000	620,000	620,000	1,565,000
Payments on notes payable, related party	(50,000)	(100,000)	(100,000)	(290,000)
Proceeds from advance from related party				222,900
Repayments of advance from related party				(222,900)
Issuance of common stock and exercise of warrants for cash				642,750
Payments for debt issue costs and deferred offering costs	(450,396)
Net cash provided by financing activities	999,604	520,000	520,000	1,917,750
Net increase (decrease) in cash and cash equivalents	119,252	(836,572)	(780,972)	1,058,761
Cash and cash equivalents, beginning of period	304,656	1,085,628	1,085,628	26,867
Cash and cash equivalents, end of period	423,908	249,056	304,656	1,085,628
Cash paid during the year for interest	76,512			42,651
Settlement of accounts payable with the issuance of 202,703 shares of common stock	75,000
Reclassification of warrant liability to equity upon warrant exercise	965,354
Application of proceeds due and payable under note, including accrued interest, to purchase 2,667,503 shares of common stock at $0.26 per share	693,550
Issuance of note payable with a beneficial conversion feature	1,064,760
Issuance of note payable with a discount equivalent to the relative fair value of the accompanying warrant	435,240
Issuance of 375,000 shares of common stock in conversion of notes payable		75,000
Issuance of 1,000,384 shares of common stock in conversion of note payable			200,077	2,711,600
Application of proceeds due and payable under note, including accrued interest, to purchase 2,321,422 shares of common stock at $0.26 per share			603,570	0
Issuance of common stock and warrants for services, 888,692 and 344,692, respectively			$ 512,880	$ 110,316